SCHEDULE OF FIXED ASSETS STATED AT COST (Details)	Nov. 30, 2023	Feb. 28, 2023
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	4 years	4 years
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	7 years
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	5 years	5 years
Tooling [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	2 years
Demo Devices [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	4 years	4 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	3 years	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	5 years	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life		3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life		3 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	3 years	3 years
Minimum [Member] | Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	2 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	5 years	5 years
Maximum [Member] | Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	3 years